Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Values of Derivative Instruments

The following tables summarize information regarding Nucor’s derivative instruments (in thousands):

Fair Value of Derivative Instruments

		Fair Value at December 31,
	Consolidated Balance Sheet Location	2015	2014
Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$—	$1,856
Foreign exchange contracts	Other current assets	909	372

Total asset derivatives		$909	$2,228

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(15,700)	$(6,400)
Commodity contracts	Deferred credits and other liabilities	(2,800)	(6,300)

Total liability derivatives designated as hedging instruments		(18,500)	(12,700)
Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(353)	—

Total liability derivatives not designated as hedging instruments		(353)	—

Total liability derivatives		$(18,853)	$(12,700)

Derivatives Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Consolidated Statements of Earnings

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow	Statement of Earnings	Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)
Hedging Relationships	Location	2015	2014	2013	2015	2014	2013	2015	2014	2013
Commodity contracts	Cost of products sold	$(9,498)	$(8,542)	$—	$(5,798)	$(542)	$—	$—	$—	$—

Derivatives Not Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Consolidated Statements of Earnings

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated	Statement of Earnings	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
as Hedging Instruments	Location	2015	2014	2013
Commodity contracts	Cost of products sold	$2,894	$1,890	$4,622
Foreign exchange contracts	Cost of products sold	2,392	748	112

Total		$5,286	$2,638	$4,734